Label	Element	Value
Nuveen Large Cap Growth Fund | Nuveen Large Cap Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Large Cap Growth Fund